UNSECURED DEBT AND RELATED DERIVATIVES - December 2026 term loan (Details) - CAD ($) $ in Thousands		12 Months Ended
	Dec. 12, 2018	Dec. 31, 2023	Dec. 31, 2022
Unsecured debentures and term loans, net
Proceeds from term loan		$ 102,060	$ 527,441
Principal issued and outstanding		3,074,685	2,991,651
Term Loan Due December 11 2026
Unsecured debentures and term loans, net
Proceeds from term loan	$ 300,000
Principal issued and outstanding	$ 300,000	$ 300,000	$ 300,000